VOYA INVESTORS TRUST

VY® Invesco Growth and Income Portfolio

(“Portfolio”)

Supplement dated January 29, 2016 to the Portfolio’s

Adviser Class, Institutional Class, Service Class, and Service 2 Class

Prospectus dated May 1, 2015

(“Prospectus”)

Effective January 25, 2016, Matthew Titus was added as Portfolio Manager to the Portfolio. Effective on or about March 1, 2016, Mary Jayne Maly will be removed as Portfolio Manager to the Portfolio and all references to Ms. Maly will be deleted.

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectus is hereby deleted in its entirety and replaced with the following:

Thomas Bastian, CFA Lead Portfolio Manager (since 04/03)	Brian Jurkash Portfolio Manager (since 04/15)
Mary Jayne Maly Portfolio Manager (since 12/08)	Sergio Marcheli Portfolio Manager (since 04/03)
James O. Roeder Portfolio Manager (since 01/02)	Matthew Titus Portfolio Manager (since 01/16)

Effective March 1, 2016
Thomas Bastian, CFA Lead Portfolio Manager (since 04/03)	Brian Jurkash Portfolio Manager (since 04/15)
Sergio Marcheli Portfolio Manager (since 04/03)	James O. Roeder Portfolio Manager (since 01/02)
Matthew Titus Portfolio Manager (since 01/16)

2.	The following paragraph was added to the sub-section entitled “Management of the Portfolios – the Sub-Advisers and Portfolio Managers – Invesco Advisers, Inc. – VY® Invesco Growth and Income Portfolio”:

Matthew Titus, Portfolio Manager joined Invesco in 2016. Prior to that, Mr. Titus was with American Century Investments (2004-2016).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Invesco Growth and Income Portfolio

(“Portfolio”)

Supplement dated January 29, 2016 to the Portfolio’s

Adviser Class, Institutional Class, Service Class, and Service 2 Class

Statement of Additional Information dated May 1, 2015

(“SAI”)

Effective January 25, 2016, Matthew Titus was added as Portfolio Manager to the Portfolio. Effective on or about March 1, 2016, Mary Jayne Maly will be removed as Portfolio Manager to the Portfolio and all references to Ms. Maly will be deleted.

1.	The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser – Portfolio Management – VY® Invesco Growth and Income Portfolio” of the SAI are hereby revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Titus(1)	0	$0	0	$0	0	$0

(1) As of December 31, 2015.

Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Matthew Titus(1)	None

(1) As of December 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE